Related party balances and transactions - Revenues (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related party balances and transactions
Amount of transaction	¥ 50,000
Total revenues		¥ 5,561,266	$ 761,891	¥ 4,699,673	¥ 3,561,994
Related Party
Related party balances and transactions
Revenues		4,922,813		3,913,079	2,517,732
Related Party | Hubei ECARX
Related party balances and transactions
Amount of transaction		252,287
Hubei ECARX
Related party balances and transactions
Amount of transaction		252,287
Sales of goods revenues
Related party balances and transactions
Total revenues		4,405,485	603,549	3,311,507	2,433,964
Sales of goods revenues | Related Party
Related party balances and transactions
Total revenues		3,834,291		2,715,136	1,663,076
Automotive computing platform
Related party balances and transactions
Total revenues		3,867,356		2,733,964	1,690,569
Automotive computing platform | Related Party
Related party balances and transactions
Revenues		3,830,125		2,687,892	1,651,512
SoC Core Modules
Related party balances and transactions
Total revenues		532,946		496,939	660,554
SoC Core Modules | Related Party
Related party balances and transactions
Revenues		1,611		410	77
Automotive merchandise and other products
Related party balances and transactions
Total revenues		5,183		80,604	82,841
Automotive merchandise and other products | Related Party
Related party balances and transactions
Revenues		2,555		26,834	11,487
Automotive merchandise and other products | Related Party | Zhejiang Huanfu
Related party balances and transactions
Revenues		0		1,051	0
Automotive merchandise and other products | Related Party | Hubei ECARX
Related party balances and transactions
Revenues		0		4	0
Software license revenues
Related party balances and transactions
Total revenues		305,985	41,920	444,830	404,469
Software license revenues | Related Party
Related party balances and transactions
Total revenues		247,441		293,159	133,450
Software license revenues | Related Party | Zhejiang Huanfu
Related party balances and transactions
Total revenues		40,000		80,000	27,000
Service revenues
Related party balances and transactions
Total revenues		849,796	$ 116,422	943,336	723,561
Service revenues | Related Party
Related party balances and transactions
Total revenues		841,081		904,784	721,206
Automotive computing Platform – Design and development service
Related party balances and transactions
Total revenues		565,855		677,651	468,770
Automotive computing Platform – Design and development service | Related Party
Related party balances and transactions
Revenues		562,323		668,802	466,747
Automotive computing Platform – Design and development service | Related Party | Zhejiang Huanfu
Related party balances and transactions
Revenues		97,000		0	0
Connectivity service
Related party balances and transactions
Total revenues		246,139		221,631	212,738
Connectivity service | Related Party
Related party balances and transactions
Revenues		246,071		199,681	212,406
Other services
Related party balances and transactions
Total revenues		37,802		44,054	42,053
Other services | Related Party
Related party balances and transactions
Revenues		32,687		36,301	42,053
Other services | Related Party | Zhejiang Huanfu
Related party balances and transactions
Revenues		¥ 105		¥ 4,390	¥ 0